Taxation	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Taxation

24. Taxation

The Company’s income tax expense recognized in the consolidated statement of profit or loss and other comprehensive loss was as follows:

	2024	2023	2022
Deferred income tax expense from continuing operations	-	-	(12,151)
Deferred income tax gain from continuing operations	-	-	20,443
Deferred income tax expense from discontinued operations	-	-	(54,454)
Deferred income tax gain from discontinued operations	-	111,126	56,977
Income tax gain	-	111,126	10,815

The Company’s effective income tax expense differed from the expected theoretical amount computed by applying the Company’s applicable weighted average tax rate of 13.3% in 2024 (2023: 15.8%, 2022: 13.7%) as summarized in the following table:

Reconciliation

	2024	2023	2022
Loss before income tax from continuing operations	(8,457,748)	(8,091,307)	(19,538,810)
Profit/(loss) before income tax from discontinued operations	-	3,673,921	(8,250,448)
Accounting Profit before income tax	(8,457,748)	(4,417,386)	(27,789,258)
Income tax at statutory tax rates applicable to results in the respective countries	1,122,299	697,035	3,813,377
Effect of unrecognized temporary differences	301,427	(6,036)	(131,162)
Effect of unrecognized taxable losses	(1,531,269)	(604,436)	(3,157,160)
Effect of impact from application of different tax rates	107,543	(48,452)	(514,240)
Other effects	-	73,015	-
Income tax gain	-	111,126	10,815
Income tax gain reported in the statement of profit or loss	-	-	8,292
Income tax gain/(loss) attributable to discontinued operations	-	111,126	2,523

As of December 31, 2024, the Company had unrecognized tax loss carryforwards amounting to $55.9 million (2023: $72.0 million), of which $53.8 million related to Altamira Therapeutics AG and Otolanum AG in Switzerland and $2.1 million to Altamira Therapeutics Inc. in the United States (2023: $70.0 million for Altamira Therapeutics AG, Otolanum AG, Zilentin AG and $2.0 million for Altamira Therapeutics Inc.).

The Company’s unrecognized tax loss carryforwards with their expiry dates are as follows:

	December 31,	December 31,
	2024	2023
Within 1 year	9,860,922	26,995,893
Between 1 and 3 years	7,035,339	16,192,430
Between 3 and 7 years	36,936,193	26,954,226
More than 7 years	2,090,074	1,879,520
Total	55,922,528	72,022,069

Due to the uncertainty surrounding the future results of operations and the uncertainty as to whether the Company can use the loss carryforwards for tax purposes, deferred tax assets on tax loss carryforwards were only considered to the extent that they offset taxable temporary differences within the same taxable entity. No deferred tax assets are calculated on temporary differences related to pension obligations from IAS 19.

The tax effect of the major unrecognized temporary differences and loss carryforwards is presented in the table below:

	December 31,	December 31,
	2024	2023
Deductible temporary differences

Investment in an associate	127,759	-
Employee benefit plan	89,203	53,714
Intangible assets	39,733	-
Deferred income	-	-
Total potential tax assets	256,695	53,714
Potential tax assets from loss carry-forwards not recognized	7,364,012	9,431,903
Total potential tax assets from loss carry-forwards and temporary differences not recognized	7,620,707	9,485,617